Loans Measured at Amortized Cost - Summary of Loans for other Banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Details Of Loans Other Than Banks [Line Items]
Loans to banks	₩ 8,759,076	₩ 9,799,615
Loans measured at amortized cost
Details Of Loans Other Than Banks [Line Items]
Loans to banks	8,761,115	9,830,773
Allowances for credit losses
Details Of Loans Other Than Banks [Line Items]
Loans to banks	₩ (2,039)	₩ (31,158)